TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities

As of December 31, 2015 and 2014, the Company’s deferred taxes were in respect of the following:

	December 31,
	2015	2014
Carry forward tax losses	$191,561	$213,880
Employee stock based compensation	27,517	23,950
Other	60,887	46,356

Deferred tax assets before valuation allowance	279,965	284,186
Valuation allowance	(192,332)	(213,690)

Deferred tax asset	87,633	70,496

Intangible assets	(8,045)	(7,901)
Undistributed earnings of subsidiary	(11,435)	(11,435)
Other	(2,682)	(3,121)

Deferred tax liability	(22,162)	(22,457)

Deferred tax asset, net	$65,471	$48,039

Schedule of Income Before Taxes
d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2014	2013
Domestic	$817,164	$784,710	$743,125
Foreign	56,626	45,106	52,711

	$873,790	$829,816	$795,836

Components of Income Tax Expense
e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2015	2014	2013
Current	$203,771	$182,537	$143,008
Deferred	(15,847)	(12,292)	28

	$187,924	$170,245	$143,036

Domestic	$170,883	$154,921	$130,109
Foreign	17,041	15,324	12,927

	$187,924	$170,245	$143,036

	Year ended December 31,
	2015	2014	2013
Domestic taxes:
Current	$175,828	$165,476	$124,522
Deferred	(4,945)	(10,555)	5,587

	170,883	154,921	130,109

Foreign taxes:
Current	27,943	17,061	18,486
Deferred	(10,902)	(1,737)	(5,559)

	17,041	15,324	12,927

Taxes on income	$187,924	$170,245	$143,036

Reconciliation Of Unrecognized Tax Benefits
f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2015		2014
Beginning balance	$235,705		$205,420
Increases (decreases) related to tax positions taken during prior years	12,051		(14,550)
Increases related to tax positions taken during the current year	36,352		44,835

Ending balance	$284,108	*)	$235,705

Schedule of Effective Income Tax Reconciliation

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2015	2014	2013
Income before taxes as reported in the statements of income	$873,790	$829,816	$795,836

Statutory tax rate in Israel	26.5%	26.5%	25%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(7%)	(5%)	(6%)
Others, net	2%	(1%)	(1%)

Effective tax rate	21.5%	20.5%	18%

*) Basic earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.31	$0.22	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.30	$0.22	$0.24